SHARE-BASED EXPENSE (Tables)	12 Months Ended
Dec. 31, 2025
Share-Based Payment Arrangements [Abstract]
Changes in stock options issued

	As at December 31, 2025	As at December 31, 2024
Opening balance	$8,492	$2,419
Charge for the year	30,727	9,026
Share-based payments settled in the year	(8,305)	(2,953)
Closing balance	$30,914	$8,492

Changes in the number of other long-term incentive plans outstanding

	Stock option units ("Stock options')	Restricted share units ("RSU")	Deferred share units ("DSU")	Performance share units ("PSU")
Outstanding units, January 1, 2024	—	1,496,213	—	—
Granted	199,998	16,126	39,817	—
Forfeited	—	(9,989)	—	—
Settled	—	(327,476)	—	—
Closing balance, December 31, 2024	199,998	1,174,874	39,817	—
Granted	2,154,500	2,891,940	138,186	3,427,156
Settled	—	(749,346)	—	—
Closing balance, December 31, 2025	2,354,498	3,317,468	178,003	3,427,156

Schedule of share-based payment arrangements

Date	RSUs granted	RSUs outstanding	Grant price	Vesting conditions and other matters
September 7, 2023	1,191,211	1,141,265	$13.35	67,425 units vesting in equal tranches over three years and 1,123,786 units vesting on third anniversary.
November 9, 2023	305,000	—	$8.94 (CAD$12.33)	Vesting in equal tranches over three years. Accelerated. (1)
August 8, 2024	16,125	10,750	$6.20 (CAD$8.50)	Vesting in equal tranches over three years.
January 21, 2025	816,943	782,125	$7.10 (CAD$10.17)	Vesting 50% on first anniversary, 25% tranches vesting each on second and third anniversaries.
April 13, 2025	2,075,000	1,383,328	$12.01 (CAD$16.68)	Vesting in equal tranches on November 24, 2025, February 24, 2026 and May 26, 2026
Total	4,404,279	3,317,468
(1)On September 9, 2024, the Board approved the immediate vesting of these RSUs and corresponding shares issuance. Out of the total charge for the period noted above, the Company capitalized the total accelerated expense of this RSU grant to the Kurmuk project, for $2.7 million.

Date	DSUs granted and outstanding	Grant date price
April 16, 2024	6,768	$8.70 (CAD$11.79)
May 21, 2024	11,011	$6.72 (CAD$9.15)
August 15, 2024	10,805	$6.84 (CAD$9.39)
November 14, 2024	11,232	$6.60 (CAD$9.21)
April 2, 2025	9,812	$10.37 (CAD$14.85)
May 14, 2025	14,277	$11.66 (CAD$16.29)
August 13, 2025	13,964	$11.92 (CAD$16.39)
November 12, 2025	10,134	$16.48 (CAD$23.10)
December 16, 2025	90,000	$22.59 (CAD$31.11)
Total	178,003